REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Schedule of revenue	The components of revenue were as follows for the years ended December 31:

(in thousands)	2021	2020

Service revenue	$170,613	$347,313
Reimbursable expenses	6,555	16,285
Non-controlling interests	1,285	1,949

Total	$178,453	$365,547

Disaggregation of revenue
Disaggregation of total revenues by segment and major source is as follows:

	Twelve months ended December 31, 2021
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$98,610	$9,180	$5,846	$113,636
Origination	59,245	42	709	59,996
Corporate and Others	—	4,821	—	4,821
Total revenue	$157,855	$14,043	$6,555	$178,453

	Twelve months ended December 31, 2020
(in thousands)	Revenue recognized when services are performed or assets are sold	Revenue related to technology platforms and professional services	Reimbursable expenses revenue	Total revenue

Servicer and Real Estate	$277,792	$13,797	$16,138	$307,727
Origination	54,189	97	147	54,433
Corporate and Others	103	3,284	—	3,387
Total revenue	$332,084	$17,178	$16,285	$365,547